CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)	Ordinary shares Series Seed convertible preferred shares CNY (¥) shares	Ordinary shares Class A Ordinary Shares CNY (¥) shares	Ordinary shares Class B Ordinary Shares CNY (¥) shares	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Series Seed convertible preferred shares Series Seed convertible preferred shares CNY (¥) shares	Series Seed convertible preferred shares CNY (¥) shares	Additional paid-in capital Class A Ordinary Shares CNY (¥)	Additional paid-in capital Class B Ordinary Shares CNY (¥)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated other comprehensive income/(loss) USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Class A Ordinary Shares CNY (¥)	Class B Ordinary Shares CNY (¥)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2017				¥ 39,948			¥ 18,436			¥ 440,265,896		¥ 5,596,238		¥ (771,155,994)				¥ (325,235,476)
Beginning balance (in shares) at Dec. 31, 2017 | shares				64,570,520	64,570,520		30,000,000
Increase (decrease) in shareholders' deficit
Net income (loss)														(349,027,476)				(349,027,476)
Share-based compensation										265,874,927								265,874,927
Repurchase and retirement of ordinary shares				¥ (266)										(4,202,069)				(4,202,335)
Repurchase and retirement of ordinary shares (in shares) | shares				(432,000)	(432,000)
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs				¥ 9,714						383,308,578								383,318,292
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs (in shares) | shares				14,000,000	14,000,000
Conversion of preferred shares into ordinary shares	¥ 18,436	¥ 24,562	¥ 3,565			¥ (18,436)		¥ 451,100,862	¥ 176,933,285							¥ 451,125,424	¥ 176,936,850
Conversion of preferred shares into ordinary shares (in shares) | shares	30,000,000	35,397,679	5,137,859			(30,000,000)
Foreign currency translation adjustment, net of nil income taxes												(28,436,867)						(28,436,867)
Unrealized holding gains on available-for-sale security, net of income taxes												4,655,556						4,655,556
Reclassification adjustment for gains on available-for-sale securities realized in net income, net of income taxes												(4,601,849)						(4,601,849)
Ending balance at Dec. 31, 2018				¥ 95,959						1,717,483,548		(22,786,922)		(1,124,385,539)				570,407,046
Ending balance (in shares) at Dec. 31, 2018 | shares				148,674,058	148,674,058
Beginning balance at Dec. 31, 2017				¥ 39,948			¥ 18,436			440,265,896		5,596,238		(771,155,994)				(325,235,476)
Beginning balance (in shares) at Dec. 31, 2017 | shares				64,570,520	64,570,520		30,000,000
Increase (decrease) in shareholders' deficit
Conversion of preferred shares into ordinary shares																		628,062,274
Ending balance at Dec. 31, 2020				¥ 98,502	$ 15,096					1,801,940,071	$ 276,159,398	(43,016,027)	$ (6,592,495)	(765,648,302)	$ (117,340,736)			993,374,244	$ 152,241,263
Ending balance (in shares) at Dec. 31, 2020 | shares				152,360,452	152,360,452
Beginning balance at Dec. 31, 2018				¥ 95,959						1,717,483,548		(22,786,922)		(1,124,385,539)				570,407,046
Beginning balance (in shares) at Dec. 31, 2018 | shares				148,674,058	148,674,058
Increase (decrease) in shareholders' deficit
Net income (loss)														190,084,771				190,084,771
Share-based compensation										19,622,779								19,622,779
Foreign currency translation adjustment, net of nil income taxes												8,882,775						8,882,775
Unrealized holding gains on available-for-sale security, net of income taxes												6,102,242						6,102,242
Reclassification adjustment for gains on available-for-sale securities realized in net income, net of income taxes												(4,566,319)						(4,566,319)
Exercise of share-based awards				¥ 512						996,414								996,926
Exercise of share-based awards (in shares) | shares				742,840	742,840
Ending balance at Dec. 31, 2019				¥ 96,471						1,738,102,741		(12,368,224)		(934,300,768)				791,530,220
Ending balance (in shares) at Dec. 31, 2019 | shares				149,416,898	149,416,898
Increase (decrease) in shareholders' deficit
Net income (loss)														168,652,466				168,652,466	25,847,122
Share-based compensation										39,608,915								39,608,915
Foreign currency translation adjustment, net of nil income taxes												(30,137,470)						(30,137,470)	(4,618,769)
Unrealized holding gains on available-for-sale security, net of income taxes												12,763,017						12,763,017	1,956,018
Reclassification adjustment for gains on available-for-sale securities realized in net income, net of income taxes												(13,273,350)						(13,273,350)	(2,034,230)
Exercise of share-based awards				¥ 2,031						24,228,415								24,230,446
Exercise of share-based awards (in shares) | shares				2,943,554	2,943,554
Ending balance at Dec. 31, 2020				¥ 98,502	$ 15,096					¥ 1,801,940,071	$ 276,159,398	¥ (43,016,027)	$ (6,592,495)	¥ (765,648,302)	$ (117,340,736)			¥ 993,374,244	$ 152,241,263
Ending balance (in shares) at Dec. 31, 2020 | shares				152,360,452	152,360,452